FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL RISK MANAGEMENT
Schedule of financial assets and liabilities denominated in foreign currencies

	2018	2017
	In equivalent millions of Argentine pesos
Assets	17,111	3,058
Liabilities	(90,217)	(11,131)
Assets (Liabilities) Net	(73,106)	(8,073)

Schedule of theoretical exposure to credit risk

				Other
	Cash and cash		Trade	receivables,
Date due	equivalents	Investments	receivables, net	net	Total
Total due	—	—	7,287	—	7,287
Total not due	6,891	5,998	10,189	2,988	26,066
Total as of December 31, 2018	6,891	5,998	17,476	2,988	33,353

Schedule of working capital breakdown and its main variations

	2018	2017	Variation
Trade receivables	17,415	2,588	14,827
Other receivables (not considering financial NDF)	4,323	1,223	3,100
Inventories	2,737	136	2,601
Current liabilities (not considering financial debt)	(33,401)	(17,238)	(16,163)
Operative working capital	(8,926)	(13,291)	4,365
Over revenues	5.3%	19.9%

Cash and cash equivalents	6,891	6,517	374
Financial NDF	750	—	750
Investments	1,371	162	1,209
Current financial debt	(20,044)	(1,383)	(18,661)
Net Current financial (liabilitiy) asset	(11,032)	5,296	(16,328)

Negative operating working capital (current assets - current liabilities)	(19,958)	(7,995)	(11,963)
Liquidity rate	0.63	0.57	0.06

Schedule of breakdown of financial liabilities into relevant maturity groups

			Salaries and
			social
	Trade	Financial	security	Other
Maturity Date	payables	Debt	payables	liabilities	Total
Due	2,149	—	—	—	2,149
January 2019 thru December 2019	20,709	21,917	5,953	341	48,920
January 2020 thru December 2020	278	17,336	182	7	17,803
January 2021 thru December 2021	170	34,289	116	—	34,575
January 2022 and thereafter	253	18,743	92	—	19,088
	23,559	92,285	6,343	348	122,535